Retirement Plans Defined Benefit Plan Obligations (Details) (USD $) In Millions, unless otherwise specified			12 Months Ended			4 Months Ended	12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013 Pension Plan, Defined Benefit [Member]	Sep. 30, 2012 Pension Plan, Defined Benefit [Member]	Sep. 30, 2011 Pension Plan, Defined Benefit [Member]	Sep. 30, 2011 Other Postretirement Benefit Plan, Defined Benefit [Member]	Sep. 30, 2013 Other Postretirement Benefit Plan, Defined Benefit [Member]	Sep. 30, 2012 Other Postretirement Benefit Plan, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Assumptions Used, Minimum Outstanding Par Value of Bonds Used to Determine Future Discount Rate	$ 100
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Benefit obligations at beginning of period			4,973.5	4,363.5			166.2	167.5
Service cost			35.1	30.1	17.2	0.6	1.6	1.5
Interest cost			199.7	221.4	95.1	3.2	6.5	7.8
Amendments			4.1	2.6			(9.3)	(0.2)
Actuarial loss (gain)			(380.3)	555.3			(17.9)	(2.5)
Plan participant contributions			2.8	3.0			5.4	5.9
Benefits paid			(260.4)	(263.5)			(17.3)	(17.4)
Business combinations			0	(4.2)			0	0
Defined Benefit Plan, Curtailments			(0.8)	0			(2.7)	0
Defined Benefit Plan, Settlements, Benefit Obligation			(1.1)	0			0	0
Foreign currency rate changes			(48.4)	65.3			(2.3)	3.6
Benefit obligation at end of period			4,524.2	4,973.5	4,363.5	167.5	130.2	166.2
Defined Benefit Plan, Accumulated Benefit Obligation	$ 4,487.4	$ 4,921.3